Note 4 - Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 4:             PREMISES AND EQUIPMENT

Major classifications of premises and equipment, stated at cost, are as follows:

	December 31,	December 31,
	2014	2013
Land	$2,250,789	$2,250,789
Buildings and improvements	11,805,406	11,763,779
Automobile	25,115	25,115
Furniture, fixtures and equipment	9,876,988	9,446,636
Leasehold improvements	271,799	271,799
	24,230,097	23,758,118
Less accumulated depreciation	(13,627,334)	(12,871,398)
Net premises and equipment	$10,602,763	$10,886,720

Depreciation expense was $755,937, $822,316 and $747,368 for the years ended December 31, 2014, 2013, and 2012, respectively.